Federal Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Federal Income Taxes [Abstract]
Federal Income Tax Expense

	For the Years Ended December 31,
	2022	2021	2020
Current	$3	$12	$(61)
Deferred	364	853	(15)
Federal income tax expense (benefit)	$367	$865	$(76)

Reconciliation of effective tax rate differences

	For the Years Ended December 31,
	2022	2021	2020
Income (loss) before taxes	$1,725	$4,643	$423
Federal statutory rate	21%	21%	21%
Federal income tax expense (benefit) at federal statutory rate	362	975	89
Effect of:
Tax-preferred investment income (1)	(90)	(88)	(98)
Tax credits	(42)	(26)	(39)
Excess tax benefits from stock-based compensation	(1)	-	3
Goodwill impairment	133	-	-
Tax impact associated with the Tax Cuts and Jobs Act (2)	-	-	(37)
Other items	5	4	6
Federal income tax expense (benefit)	$367	$865	$(76)
Effective tax rate	21%	19%	-18%

(1)Relates primarily to separate account dividends eligible for the dividends-received deduction.

(2)In 2020, we recognized a $37 million tax benefit attributable to the carry back of a 2020 net operating loss under the provisions of the Coronavirus Aid, Relief, and Economic Security Act, which provides for a five-year carryback period.

Federal Income Tax Asset Liability

	As of December 31,
	2022	2021
Current	$83	$142
Deferred	1,313	(2,678)
Total federal income tax asset (liability)	$1,396	$(2,536)

Significant components of deferred tax assets and liabilities

	As of December 31,
	2022	2021
Deferred Tax Assets
Insurance liabilities and reinsurance-related balances	$410	$1,338
Reinsurance-related embedded derivative liability	-	43
Compensation and benefit plans	172	198
Intangibles	21	24
Net unrealized loss on fixed maturity AFS securities	2,265	-
Net unrealized loss on trading securities	70	-
Investment activity	273	-
Tax credits	101	58
Net operating losses	278	292
MRB-related activity	-	485
Other	57	62
Total deferred tax assets	$3,647	$2,500
Deferred Tax Liabilities
DAC	$1,529	$1,520
VOBA	213	232
Net unrealized gain on fixed maturity AFS securities	-	2,830
Net unrealized gain on trading securities	-	65
Investment activity	-	325
Reinsurance-related embedded derivative asset	87	-
MRB-related activity	134	-
Other	371	206
Total deferred tax liabilities	$2,334	$5,178
Net deferred tax asset (liability)	$1,313	$(2,678)

Reconciliation Of Unrecognized Tax Benefits

	For the Years Ended
	December 31,
	2022	2021
Balance as of beginning-of-year	$53	$51
Increases for prior year tax positions	5	2
Settlements for prior year tax positions	(6)	-
Balance as of end-of-year	$52	$53